UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    ________


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            JohnsonFamily Funds, Inc.
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


LARGE CAP VALUE FUND


---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             COMMON STOCK - 94.81%
             AEROSPACE & Defense - 3.73%
    36,085   Lockheed Martin Corp.     $  2,251,704
    37,270   Northrop Grumman Corp.       2,066,622
                                       ------------
                                          4,318,326
                                       ------------
             APPAREL & Textiles - 1.29%
    48,905   Jones Apparel Group, Inc.    1,495,026
                                       ------------
             AUTOMOTIVE - 1.68%
    75,390   Honda Motor Co. Ltd., ADR    1,942,800
                                       ------------
             BANKS - 12.24%
    44,411   Bank of America Corp.        1,936,320
    51,375   BB&T Corp.                   2,148,502
    36,645   Comerica, Inc.               2,239,009
    59,070   Keycorp                      2,022,557
    60,915   Regions Financial Corp.      2,049,181
    28,420   SunTrust Banks, Inc.         2,066,702
    34,000   Wachovia Corp.               1,712,920
                                       ------------
                                         14,175,191
                                       ------------
             BASIC - CHEMICAL - 1.63%
    39,415   Dow Chemical Co.             1,889,949
                                       ------------
             BASIC - PAPER - 1.80%
    65,860   International Paper Co.      2,081,176
                                       ------------
             CONSUMER STAPLES - 3.55%
   103,445   Sara Lee Corp.               2,061,659
    52,440   Unilever PLC, ADR            2,046,733
                                       ------------
                                          4,108,392
                                       ------------
             DIVERSIFIED MANUFACTURING - 3.53%
    55,770   General Electric Co.         1,924,065
    44,280   SPX Corp.                    2,164,406
                                       ------------
                                          4,088,471
                                       ------------
             ELECTRICAL SERVICES - 1.69%
    80,415   Nisource, Inc.               1,953,280
                                       ------------
             ENERGY - 9.94%
    30,645   Anadarko Petroleum Corp.     2,707,485
    48,220   ConocoPhillips               3,018,090
    51,850   Marathon Oil Corp.           3,025,966
    42,675   Unocal Corp.                 2,767,474
                                       ------------
                                         11,519,015
                                       ------------
             ENTERTAINMENT - 1.82%
    20,612   Discovery Holding Co.,
             Class A*                       294,133
   206,120   Liberty Media Corp.,
             Class A*                     1,811,795
                                       ------------
                                          2,105,928
                                       ------------
             FINANCIAL - 8.92%
    16,125   Bear Stearns Cos., Inc.      1,646,524
    57,410   Citigroup, Inc.              2,497,335

---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             COMMON STOCK (CONTINUED)
             FINANCIAL (continued)
    57,060   JPMorgan Chase & Co.       $ 2,005,088
   103,310   MBNA Corp.                   2,599,280
    27,045   Merrill Lynch & Co., Inc.    1,589,705
                                       ------------
                                         10,337,932
                                       ------------
             HEALTH CARE - 7.72%
    82,895   Bristol-Myers Squibb Co.     2,070,717
    83,385   Pfizer, Inc.                 2,209,703
   113,705   Schering-Plough Corp.        2,367,338
    50,225   Wyeth                        2,297,794
                                       ------------
                                          8,945,552
                                       ------------
             INSURANCE - 5.03%
    40,530   Nationwide Financial
             Services, Class A            1,604,177
    57,375   St. Paul Travelers Cos
             Inc.                         2,525,648
    88,620   UnumProvident Corp.          1,697,073
                                       ------------
                                          5,826,898
                                       ------------
             LEISURE & RECREATIONAL PRODUCTS - 1.85%
   114,645   Mattel, Inc.                 2,138,129
                                       ------------
             PRINTING & PUBLISHING - 1.79%
    28,500   Gannett Co., Inc.            2,079,360
                                       ------------
             PROFESSIONAL SERVICES - 3.73%
    93,825   Accenture Ltd.*              2,349,378
    43,135   Computer Sciences Corp.*     1,974,720
                                       ------------
                                          4,324,098
                                       ------------
             RAILROADS - 1.96%
    49,865   CSX Corp.                    2,270,852
                                       ------------
             REAL ESTATE INVESTMENT TRUSTS - 2.04%
    69,495   Duke Realty Corp.            2,360,050
                                       ------------
             RETAIL - 4.00%
   104,725   Albertson's, Inc.            2,231,690
    58,440   May Department Stores Co.    2,398,962
                                       ------------
                                          4,630,652
                                       ------------
             SERVICES - 3.62%
    66,150   Cendant Corp.                1,412,964
     3,307   PHH Corp.*                      93,555
    52,035   Wendy's International,
             Inc.                         2,690,210
                                       ------------
                                          4,196,729
                                       ------------
             TECHNOLOGY - 3.26%
    81,525   Microsoft Corp.              2,087,855
    51,795   Sony Corp., ADR              1,683,856
                                       ------------
                                          3,771,711
--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


LARGE CAP VALUE FUND


---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             COMMON STOCK (CONTINUED)
             TELEPHONES & TELECOMMUNICATIONS - 5.15%
    86,605   AT&T Corp.                $  1,714,779
    90,240   SBC Communications, Inc.     2,206,368
    59,660   Verizon Communications,
             Inc.                         2,042,162
                                       ------------
                                          5,963,309
                                       ------------
             UTILITIES - 2.84%
    53,510   Alliant Energy Corp.         1,557,141
    38,965   Progress Energy, Inc.        1,738,229
                                       ------------
                                          3,295,370
                                       ------------
             TOTAL COMMON STOCK
             (cost $95,952,021)         109,818,196
                                       ------------

             SHORT-TERM INVESTMENTS - 5.02%
 4,682,711   SSGA Money Market Fund       4,682,711
             SSGA U.S. Government
 1,133,543   Money Market Fund            1,133,543
                                       ------------

             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $5,816,254)            5,816,254
                                       ------------

             TOTAL INVESTMENTS - 99.83%
             (Cost $101,768,275)+       115,634,450
                                       ------------

             CASH AND OTHER ASSETS,
             LESS LIABILITIES - 0.17%       192,507
                                       ------------

             NET ASSETS -- 100.0%      $115,826,957
                                       ============
             * Non-income producing security.
             ADR -  American Depositary Receipt
             Ltd. - Limited
             PLC - Public Limited Company
             SSGA -  State Street Global Advisers

             +At July 31, 2005, the tax basis cost of the Fund's investments was $101,768,275, and the unrealized appreciation and depreciation were $17,488,365 and ($3,622,190), respectively.

             For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


SMALL CAP VALUE FUND


---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             COMMON STOCK - 95.91%
             BANKS - 14.59%
    35,080   Amcore Financial, Inc.     $ 1,109,931
    29,526   Chemical Financial Corp.       986,168
    30,615   Community Trust Bancorp,
             Inc.                         1,025,909
    29,120   Hancock Holding Co.          1,094,038
    35,210   Independent Bank Corp.       1,068,976
    50,539   Old National Bancorp         1,099,223
    30,285   Provident Bankshares Corp.   1,029,690
    36,600   South Financial Group, Inc   1,059,936
    45,840   Susquehanna Bancshares,
             Inc.                         1,229,429
                                        -----------
                                          9,703,300
                                        -----------
             BASIC - CHEMICAL - 1.41%
    49,170   Sensient Technologies
             Corp.                          934,722
                                        -----------
             BASIC - PAPER - 1.36%
    67,400   Rock-Tenn Co., Class A         907,878
                                        -----------
             CONSUMER PRODUCTS - 2.76%
   143,910   Alliance One
             International, Inc.            872,095
    37,850   American Greetings Corp.,
             Class A                        962,904
                                        -----------
                                          1,834,999
                                        -----------
             CONSUMER STAPLES - 1.15%
    43,540   Libbey, Inc.                   764,127
                                        -----------
             DIVERSIFIED MANUFACTURING - 4.32%
    31,360   A.O. Smith Corp.               846,720
    42,325   Griffon Corp.*               1,094,101
    71,830   NN, Inc.                       934,508
                                        -----------
                                          2,875,329
                                        -----------
             ENERGY - 6.26%
   103,300   Artesyn Technologies,
             Inc.*                          955,525
    23,350   Forest Oil Corp.*            1,045,146
    20,325   Stone Energy Corp.*          1,081,493
    26,755   Tidewater, Inc.              1,080,100
                                        -----------
                                          4,162,264
                                        -----------
             ENTERTAINMENT - 1.47%
    93,365   Multimedia Games, Inc.*        978,465
                                        -----------
             FINANCIAL - 1.36%
    26,275   Piper Jaffray Cos.*            904,123
                                        -----------
             HEALTH CARE - 2.58%
    30,345   Apria Healthcare Group,
             Inc.*                        1,023,537
    29,445   Par Pharmaceutical Cos.,
             Inc.*                          689,602
                                        -----------
                                          1,713,139
                                        -----------
             INDUSTRIAL - 1.17%
    98,305   Intertape Polymer Group,
             Inc.*                          781,525
                                        -----------
             INSURANCE - 4.76%
    27,250   Allmerica Financial Corp.*   1,062,750

---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             COMMON STOCK (CONTINUED)
             INSURANCE (continued)
    21,000   AmerUs Group Co.           $ 1,083,180
    42,885   Assured Guaranty Ltd.        1,022,807
                                        -----------
                                          3,168,737
                                        -----------
             MACHINERY - 3.37%
    54,435   AGCO Corp.*                  1,126,260
    30,480   Lincoln Electric
             Holdings, Inc.               1,115,873
                                        -----------
                                          2,242,133
                                        -----------
             MEDICAL PRODUCTS & SERVICES - 4.55%
    31,820   Conmed Corp.*                  958,100
    21,825   Orthofix International*        987,582
    39,695   Steris Corp.*                1,078,513
                                        -----------
                                          3,024,195
                                        -----------
             MISCELLANEOUS BUSINESS SERVICES - 3.06%
    46,530   NCO Group, Inc.*               948,281
    84,000   RSA Security, Inc.*          1,087,800
                                        -----------
                                          2,036,081
                                        -----------
             PRINTING & PUBLISHING - 4.83%
    24,725   Banta Corp.                  1,180,371
    26,095   John H. Harland Co.          1,008,050
    29,610   ProQuest Co.*                1,025,987
                                        -----------
                                          3,214,408
                                        -----------
             RAILROADS - 1.53%
    35,125   Greenbrier Cos, Inc.         1,015,112
                                        -----------
             REAL ESTATE INVESTMENT TRUSTS - 9.53%
    33,360   Brandywine Realty Trust      1,080,864
    50,000   Glenborough Realty Trust,
             Inc.                         1,048,000
    27,465   Healthcare Realty Trust,
             Inc.                         1,122,220
    23,050   Home Properties, Inc.        1,055,229
    80,210   HRPT Properties Trust        1,033,907
    88,630   Winston Hotels, Inc.           998,860
                                        -----------
                                          6,339,080
                                        -----------
             RETAIL - 4.44%
    41,650   Claire's Stores, Inc.        1,058,327
    48,985   Russell Corp.                  926,796
    72,800   Tommy Hilfiger Corp.*          969,696
                                        -----------
                                          2,954,819
                                        -----------
             RUBBER & PLASTIC - 1.69%
    59,615   Schulman (A.), Inc.          1,125,531
                                        -----------
             SERVICES - 2.70%
    51,025   O'Charleys, Inc.*              913,858
    67,775   Ryan's Restaurant Group,
             Inc.*                          883,108
                                        -----------
                                          1,796,966
                                        -----------

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


SMALL CAP VALUE FUND


---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             COMMON STOCK (CONTINUED)
             TECHNOLOGY - 6.08%
    64,435   Actel Corp.*               $   997,454
   247,260   Adaptec, Inc.*                 951,951
    42,330   DSP Group, Inc.*             1,056,134
   102,820   Verity, Inc.*                1,035,397
                                        -----------
                                          4,040,936
                                        -----------
             TELEPHONES & TELECOMMUNICATIONS - 2.02%
    53,830   Inter-Tel, Inc.              1,340,367
                                        -----------
             TRANSPORTATION - 4.20%
    56,830   CP Ships Ltd.                1,011,006
    50,345   SCS Transportation, Inc.*      910,237
    40,415   Wabash National Corp.          869,327
                                        -----------
                                          2,790,570
                                        -----------
             UTILITIES - 4.72%
    43,805   Puget Energy, Inc.           1,024,161
    40,390   Southwest Gas Corp.          1,081,644
    17,890   WPS Resources Corp.          1,033,326
                                        -----------
                                          3,139,131
                                        -----------

             TOTAL COMMON STOCK
             (cost $55,921,947)          63,787,937
                                        -----------

             SHORT-TERM INVESTMENTS - 3.96%
 1,625,076   SSGA Money Market Fund       1,625,076

             SSGA U.S. Government
 1,010,232   Money Market Fund            1,010,232
                                        -----------

             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $2,635,308)            2,635,308
                                        -----------

             TOTAL INVESTMENTS - 99.87%
             (Cost $58,557,255)+         66,423,245
                                        -----------

             CASH AND OTHER ASSETS,
             LESS LIABILITIES - 0.13%        84,901
                                        -----------

             NET ASSETS -- 100.0%       $66,508,146
                                        ===========
             * Non-income producing security.
             Ltd. - Limited
             SSGA - State Street Global Advisers

             +At July 31, 2005, the tax basis cost of the Fund's investments was $58,557,255, and the unrealized appreciation and depreciation were $10,142,567 and ($2,276,577), respectively.

             For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


INTERNATIONAL VALUE FUND


---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             FOREIGN STOCK - 94.31%
             AUSTRALIA - 3.72%
    35,000   Australia & New Zealand
             Banking Group Ltd.         $   570,875
   300,000   Investa Property Group         453,751
    22,200   National Australia Bank
             Ltd.                           527,286
   250,000   Qantas Airways Ltd.            630,843
    78,000   Santos Ltd.                    634,339
   115,000   Telstra Corp. Ltd.             443,148
                                        -----------
                                          3,260,242
                                        -----------
             AUSTRIA - 2.45%
     9,500   Flughafen Wien  AG             612,155
     4,500   Mayr-Melnhof Karton AG         646,074
    19,000   OMV                            886,212
                                        -----------
                                          2,144,441
                                        -----------
             BELGIUM - 2.13%
    19,000   AGFA-Gevaert                   527,342
    30,000   Dexia                          679,234
    22,500   Fortis                         659,193
                                        -----------
                                          1,865,769
                                        -----------
             CANADA - 5.83%
    18,300   Alcan, Inc.                    617,986
    18,500   BCE, Inc.                      447,429
    37,000   Biovail Corp.*                 580,978
    22,200   Husky Energy, Inc.             957,572
     7,500   Magna International,
             Inc., Class A                  576,227
    23,700   Quebecor, Inc., Class A        596,777
    11,000   Royal Bank of Canada           694,482
    14,000   Toronto-Dominion Bank          638,362
                                        -----------
                                          5,109,813
                                        -----------
             DENMARK - 0.75%
    21,000   Danske Bank A/S                656,522
                                        -----------
             FINLAND - 2.75%
    40,000   Elisa Oyj                      721,504
    40,500   Nokia Oyj                      647,878
    29,400   Orion Oyj, B Shares            566,017
    36,000   Stora Enso Oyj, R Shares       477,942
                                        -----------
                                          2,413,341
                                        -----------
             FRANCE - 5.77%
     7,100   Assurances Generales de
             France                         598,940
     9,000   BNP Paribas                    652,087
    12,000   Carrefour SA                   567,583
    13,000   Cie de Saint-Gobain            782,419
     8,500   Peugeot SA                     548,234
     7,000   Renault SA                     642,795
     6,200   Societe Generale               679,659
     2,337   Total SA                       587,599

---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             FOREIGN STOCK (CONTINUED)

             FRANCE (continued)
     2,700   Total SA STRIPS*           $        33
                                        -----------
                                          5,059,349
                                        -----------
             GERMANY - 5.17%
     8,700   Celesio AG                     700,307
     7,000   Deutsche Bank AG               607,934
     7,000   E.ON AG                        649,597
     7,800   Fresenius Medical Care AG      682,434
     2,600   Puma AG Rudolf Dassler
             Sport                          652,779
     9,000   Schering AG                    567,365
     8,700   Siemens AG                     672,620
                                        -----------
                                          4,533,036
                                        -----------
             GREECE - 0.68%
    29,155   Hellenic
             Telecommunications
             Organization SA*               594,942
                                        -----------
             HONG KONG - 6.45%
   282,000   Asia Satellite
             Telecommunications
             Holdings Ltd.                  522,330
   150,000   Cheung Kong
             Infrastructure Holdings
             Ltd.                           468,846
   160,000   China Mobile Hong Kong
             Ltd.                           642,107
 1,200,000   China Petroleum and
             Chemical Corp., Class H        520,940
    86,400   CLP Holdings Ltd.              499,547
   355,000   Hang Lung Group Ltd.           707,772
   105,000   HongKong Electric Holdings     499,042
    24,800   HSBC Holdings PLC              403,211
    69,500   Swire Pacific Ltd.,
             Class A                        664,212
   230,000   Yue Yuen Industrial
             Holdings                       726,294
                                        -----------
                                          5,654,301
                                        -----------
             IRELAND - 1.45%
    28,000   Allied Irish Banks PLC -
             Dublin                         607,084
    40,000   Bank of Ireland                666,602
                                        -----------
                                          1,273,686
                                        -----------
             ITALY - 0.61%
   111,600   Parmalat Finanziaria
             SpA*++                          14,911
   159,881   Telecom Italia SpA*            523,855
                                        -----------
                                            538,766
                                        -----------
             JAPAN - 20.89%
    23,000   Aderans Co. Ltd.               560,150
    18,000   Astellas Pharma, Inc.          587,716
    30,000   Bandai Co. Ltd.                657,032
    21,000   Belluna Co. Ltd.               597,618
    12,000   Canon, Inc.                    595,209
        90   East Japan Railway Co.         443,195
   110,000   Fuji Heavy Industries Ltd.     473,973

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


INTERNATIONAL VALUE FUND


---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             FOREIGN STOCK (CONTINUED)
             JAPAN (continued)
    15,000   Fuji Photo Film Co. Ltd.   $   467,015
    10,000   Honda Motor Co. Ltd.           515,634
    28,000   Kao Corp.                      641,955
    68,000   Kirin Brewery Co. Ltd.         638,173
   110,000   Kubota Corp.                   641,777
    30,000   Kyushu Electric Power
             Co., Inc.                      647,665
        85   Mitsubishi Tokyo
             Financial Group, Inc.          715,821
       135   Nippon Telegraph &
             Telephone Corp.                586,511
    60,000   Nissan Motor Co. Ltd.          625,184
    40,000   Nomura Holdings, Inc.          475,311
    70,000   Q.P. Corp.                     577,635
    30,000   Ricoh Co. Ltd.                 461,127
    15,000   Sankyo Co. Ltd./Gunma          698,515
    12,600   Sega Sammy Holdings, Inc.      781,212
    18,000   Sony Corp.                     595,745
   107,000   Sumitomo Chemical Co. Ltd.     547,910
   180,000   Taiheiyo Cement Corp.          523,485
    11,000   Takeda Pharmaceutical Co.
             Ltd.                           564,254
    10,000   Takefuji Corp.                 649,449
    27,400   Tokyo Electric Power Co.,
             Inc.                           657,532
    45,000   Toppan Forms Co. Ltd.          522,682
    36,000   Toyo Suisan Kaisha Ltd.        587,716
    15,000   Toyota Motor Corp.             568,714
    44,000   Yamaha Corp.                   712,431
                                        -----------
                                         18,318,346
                                        -----------
             LUXEMBOURG - 0.66%
    26,900   Arcelor                        580,947
                                        -----------
             MEXICO - 1.59%
   337,000   Carso Global Telecom SA,
             Class A1*                      625,677
   163,560   Cemex SA                       769,186
                                        -----------
                                          1,394,863
                                        -----------
             NETHERLANDS - 5.77%
    21,400   ABN AMRO Holding NV            535,988
    37,880   Aegon NV                       543,851
    12,000   Akzo Nobel NV                  494,704
    19,000   CSM                            601,654
    16,250   Heineken Holding NV            477,860
    17,850   ING Groep NV                   541,606
    20,000   Koninklijke Philips
             Electronics NV, ADR            542,400
    37,000   OCE NV                         544,250
    12,700   Royal Dutch Petroleum Co.      782,103
                                        -----------
                                          5,064,416
                                        -----------
             NORWAY - 0.68%
    57,000   DnB Holding ASA                598,314
                                        -----------

---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             FOREIGN STOCK (CONTINUED)

             SINGAPORE - 1.59%
    76,000   DBS Group Holdings Ltd.    $   736,997
    66,150   Fraser and Neave Ltd.          653,432
                                        -----------
                                          1,390,429
                                        -----------
             SPAIN - 2.13%
     54,000  Banco Santander Central
             Hispano SA 670,343
    23,200   Endesa SA                      520,484
    24,000   Repsol YPF SA                  673,987
                                        -----------
                                          1,864,814
                                        -----------
             SWEDEN - 2.03%
    26,000   Electrolux AB, Series B        584,800
    38,000   Skandinaviska Enskilda
             Banken AB, Class A             675,930
    44,000   SKF AB, B Shares               520,353
                                        -----------
                                          1,781,083
                                        -----------
             SWITZERLAND - 2.65%
     2,200   Nestle SA                      605,143
    12,000   Novartis AG                    585,457
     1,900   Rieter Holding AG              575,108
     8,800   Swiss Reinsurance              561,491
                                        -----------
                                          2,327,199
                                        -----------
             UNITED KINGDOM - 18.56%
    40,000   Alliance & Leicester PLC       618,321
    28,000   Associated British Foods
             PLC                            422,965
    19,000   AstraZeneca PLC                855,684
    50,000   BAA PLC                        531,259
    51,800   Barclays PLC                   507,977
    51,000   Boots Group PLC                543,680
   124,000   BP PLC                       1,374,285
   170,000   Dixons Group PLC               475,140
    30,874   GlaxoSmithKline PLC            728,922
    46,000   HBOS PLC                       700,136
    17,000   HSBC Holdings PLC              276,255
    54,900   Kelda Group PLC                686,262
   243,120   Legal & General Group PLC      490,101
   240,000   MFI Furniture PLC              490,149
   110,000   Mitchells & Butlers PLC        689,449
    52,000   Provident Financial PLC        590,503
    76,000   Prudential PLC                 717,865
   133,000   Rank Group PLC                 613,497
   190,000   Rentokil Initial PLC           521,004
    16,300   Royal Bank of Scotland
             Group PLC                      486,139
    17,470   Royal Dutch Shell PLC          555,477
    60,000   Shire Pharmaceuticals PLC      693,498
    85,000   St. Ives Group PLC             545,850
    60,000   Unilever PLC                   581,524
    47,000   United Utilities PLC           531,242
   220,000   Vodafone Group PLC             567,440

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


INTERNATIONAL VALUE FUND


---------------------------------------------------
  Number of
   Shares                                  Value
---------------------------------------------------
             FOREIGN STOCK (CONTINUED)
             UNITED KINGDOM (continued)
    27,428   Whitbread PLC              $   477,584
                                        -----------
                                         16,272,208
                                        -----------
             TOTAL FOREIGN STOCK
             (cost $65,089,825)          82,696,827
                                        -----------

             FOREIGN PREFERRED STOCK - 1.12%

             BRAZIL - 1.12%
    14,700   Cia Vale do Rio Doce,
             Class A                        411,612
    12,600   Petroleo Brasileiro SA         574,404
                                        -----------
                                            986,016
                                        -----------

             TOTAL FOREIGN PREFERRED STOCK
             (cost $360,979)                986,016
                                        -----------

             SHORT-TERM INVESTMENTS - 4.53%
 3,702,559   SSGA Money Market Fund       3,702,559
   270,705   SSGA U.S. Government
             Money Market Fund              270,705
                                        -----------

             TOTAL SHORT-TERM
             INVESTMENTS
             (cost $3,973,264)            3,973,264
                                        -----------

             TOTAL INVESTMENTS - 99.96%
             (Cost $69,424,068)+         87,656,107
                                        -----------

             CASH AND OTHER ASSETS,
             LESS LIABILITIES - 0.04%        33,903
                                        -----------

             NET ASSETS -- 100.0%       $87,690,010
                                        ===========
             * Non-income producing security.
             ++ In bankruptcy.
             ADR - American Depository Receipt
             Ltd. - Limited
             PLC - Public Limited Company
             SSGA - State Street Global Advisers
             STRIPS - Separately Traded Registered
             Interest and Principal Security

             +At July 31, 2005, the tax basis cost of the Fund's investments was $69,424,068, and the unrealized appreciation and depreciation were $19,826,079 and ($1,594,040), respectively.

             For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


INTERMEDIATE FIXED INCOME FUND


---------------------------------------------------
  PRINCIPAL
   AMOUNT                                  VALUE
---------------------------------------------------
             CORPORATE BONDS - 47.17%
             BANKS - 12.52%
             Bank of America Corp.
             Sub Notes,
 $1,000,000  7.500%, 09/15/06           $ 1,033,750
             BankBoston NA Sub Notes
             (Bank of America),
  1,000,000  6.500%, 12/19/07             1,049,471
             Fleet National Bank Sub
             Notes (Bank of America),
  1,500,000  5.750%, 01/15/09             1,037,500
             Household Finance Corp.
             Global Notes (HSBC
             Holdings),
  1,000,000  5.750%, 01/30/07             1,529,766
             Key Bank NA Oregon Sub
             Notes (KeyCorp),
  1,000,000  7.375%, 09/15/08             1,086,101
             Southtrust Bank NA
             Sub Notes,
             Putable @ 100 on 01/09/08,
  1,000,000  6.125%, 01/09/28             1,101,187
             US Bank NA Global Notes,
  1,000,000  2.850%, 11/15/06               979,843
             Wells Fargo & Co. Global
             Notes,
  1,000,000  3.500%, 04/04/08               977,244
                                        -----------
                                          8,794,862
                                        -----------
             FINANCIAL - 12.49%
             Allstate Corp.,
  1,000,000  5.375%, 12/01/06             1,012,817
             Bear Stearns Cos., Inc.
             Global Notes,
  1,000,000  7.800%, 08/15/07             1,063,750
             Citigroup Global Markets
             Holdings, Inc. Global
             Notes,
    500,000  6.500%, 02/15/08               523,750
             Citigroup, Inc. Global
             Notes,
  1,000,000  5.750%, 05/10/06             1,011,887
             Donaldson, Lufkin &
             Jenrette, Inc. Sr Notes
             (Credit Suisse Group),
    500,000  6.500%, 04/01/08               521,875
             General Electric Capital
             Corp., MTN, Series A,
  1,000,000  5.000%, 06/15/07             1,011,965
             International Lease
             Finance Corp. (American
             International Group),
             MTN, Series M,
  1,000,000  5.800%, 08/15/07             1,024,397
             JPMorgan Chase & Co.
             Global Sr Notes,
  1,000,000  5.350%, 03/01/07             1,015,125
             Lehman Brothers Holdings,
             Inc. Global Notes,
  1,000,000  8.250%, 06/15/07             1,066,627

---------------------------------------------------
  PRINCIPAL
   AMOUNT                                  VALUE
---------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             FINANCIAL (Continued)
             Merrill Lynch & Co., Inc.
             Global Notes,
 $  500,000  6.000%, 02/17/09           $   522,500
                                        -----------
                                          8,774,693
                                        -----------
             GAS/NATURAL GAS - 0.36%
             Dominion Resources, Inc.
             (Consolidated Natural Gas),
             Putable @ 100 on 10/15/06,
    225,000  6.875%, 10/15/26               255,094
                                        -----------
             INDUSTRIAL - 7.14%
             Ford Motor Credit Co.
             Global Notes,
  2,000,000  6.875%, 02/01/06             2,019,844
             General Motors Acceptance
             Corp. Global Notes,
  2,000,000  6.125%, 08/28/07             1,996,514
             John Deere Capital Corp.
             Global Notes,
  1,000,000  4.500%, 08/22/07               999,996
                                        -----------
                                          5,016,354
                                        -----------
             MEDICAL PRODUCTS & SERVICES - 1.44%
             Merck & Co. Inc.,
  1,000,000  5.250%, 07/01/06             1,010,000
                                        -----------
             MISCELLANEOUS BUSINESS SERVICES - 2.85%
             Cendant Corp. Sr Notes,
  1,000,000  6.250%, 01/15/08             1,035,195
             Computer Sciences Corp.
             Notes,
  1,000,000  3.500%, 04/15/08               968,095
                                        -----------

                                          2,003,290
                                        -----------
             MULTIMEDIA - 1.52%
             Time Warner, Inc.
             (Historic TW) Notes,
  1,000,000  8.180%, 08/15/07             1,071,250
                                        -----------
             RAILROADS - 1.44%
             Union Pacific Corp. Notes,
  1,000,000  6.400%, 02/01/06             1,009,929
                                        -----------
             TECHNOLOGY - 2.91%
             Computer Associates, Inc.
             Sr Notes, Series B,
  1,000,000  6.500%, 04/15/08             1,040,000
             International Business
             Machines Corp. Global
             Notes,
  1,000,000  4.875%, 10/01/06             1,007,995
                                        -----------
                                          2,047,995
                                        -----------

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

SCHEDULE OF INVESTMENTS JULY 31, 2005(UNAUDITED)


INTERMEDIATE FIXED INCOME FUND


---------------------------------------------------
  PRINCIPAL
   AMOUNT                                  VALUE
---------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             TELEPHONES & TELECOMMUNICATIONS - 3.02%
             Comcast Cable
             Communications Holdings,
             Inc. Global Notes,
 $  905,000  8.375%, 03/15/13           $ 1,087,905
             Verizon Global Funding
             Corp. Global Notes,
  1,000,000  6.125%, 06/15/07             1,030,888
                                        -----------
                                          2,118,793
                                        -----------
             UTILITIES - 1.48%
             Public Service Electric &
             Gas Notes,
  1,000,000  6.375%, 05/01/23             1,042,332
                                        -----------
             TOTAL CORPORATE BONDS
             (cost $32,925,489)          33,144,592
                                        -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -
             32.99%
             Fannie Mae, Global Notes,
  4,000,000  3.250%, 07/31/06             3,965,000
             Federal Farm Credit Bank,
             MTN,
    750,000  6.125%, 01/22/13               775,031
             Federal Farm Credit Bank,
             MTN,
  2,000,000  5.240%, 10/01/08             2,052,952
             Federal Home Loan Bank,
  1,000,000  6.500%, 08/14/09             1,076,331
             Federal Home Loan Bank,
    750,000  6.500%, 11/13/09               810,315
             Federal Home Loan Bank,
  1,000,000  5.890%, 06/30/08             1,043,280
             Federal Home Loan Bank,
  1,000,000  5.250%, 11/14/08             1,024,514
             Federal Home Loan Bank,
  2,000,000  4.875%, 11/15/06             2,016,898
             Freddie Mac,
  5,000,000  4.000%, 09/22/09             4,890,155
             Freddie Mac, CMO
             Sequential, Series 2466,
             Class VB,
    507,000  6.500%, 07/15/13               506,977
             Freddie Mac, Global Notes,
  2,000,000  5.125%, 10/15/08             2,047,140
             Freddie Mac, MTN,
  2,000,000  3.100%, 03/20/07             1,960,180
             Freddie Mac, MTN,
    500,000  3.000%, 06/02/06               495,568
             Private Export Funding
             Corp. (U.S. Government
             Guaranteed), Series B,
   500,000   6.490%, 07/15/07               519,375
                                        -----------
             TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS
             (cost $23,146,583)          23,183,716
                                        -----------

---------------------------------------------------
  PRINCIPAL
AMOUNT/SHARES                              VALUE
---------------------------------------------------
             U.S. TREASURY OBLIGATIONS - 17.79%
             U.S. Treasury Bond,
 $7,600,000  7.500%, 11/15/16           $ 9,690,228
             U.S. Treasury Note,
  2,700,000  5.625%, 05/15/08             2,810,727
                                        -----------
             TOTAL U.S. TREASURY
             OBLIGATIONS
             (cost $12,563,212)          12,500,955
                                        -----------
             SHORT-TERM INVESTMENTS - 0.78%

    541,651  SSGA Money Market Fund         541,651

             SSGA U.S. Government
      5,570  Money Market Fund                5,570
                                        -----------
             TOTAL SHORT-TERM INVESTMENTS
             (cost $547,221)                547,221
                                        -----------
             TOTAL INVESTMENTS - 98.73%
             (Cost $69,182,505)+         69,376,484
                                        -----------
             CASH AND OTHER ASSETS,
             LESS LIABILITIES - 1.27%       892,248
                                        -----------

             NET ASSETS -- 100.0%       $70,268,732
                                        ===========

             CMO - COLLATERALIZED MORTGAGE OBLIGATION
             MTN - MEDIUM TERM NOTE
             NA - NATIONAL ASSOCIATION
             SR - SENIOR
             SSGA - STATE STREET GLOBAL ADVISERS
             SUB - SUBORDINATED

             +AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $69,182,505, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $867,593 AND ($673,614), RESPECTIVELY.

             FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
JohnsonFamily Funds Quarterly Report

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       JohnsonFamily Funds, Inc.


By (Signature and Title)*                          /s/ Colette M. Wallner
                                                   ----------------------
                                                   Colette M. Wallner, President

Date September 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                          /s/ Colette M. Wallner
                                                   ----------------------
                                                   Colette M. Wallner, President

Date September 21, 2005

By (Signature and Title)*                          /s/ Mark C. Behrens
                                                   -------------------
                                                   Mark C. Behrens, Treasurer

Date September 21, 2005

* Print the name and title of each signing officer under his or her signature.